PROVISIONS, CONTINGENTS ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
PROVISIONS, CONTINGENTS ASSETS AND LIABILITIES

22)	PROVISIONS, CONTINGENTS ASSETS AND LIABILITIES

a)  Contingent assets

Contingent assets are not recognized in the financial statements. There are ongoing proceedings where the chance of success is considered probable, such as: a) Social Integration Program (PIS), Bradesco has made a claim to offset PIS against Gross Operating Income, paid under Decree-Laws No. 2,445/88 and No. 2,449/88, regarding the payment that exceeded the amount due under Supplementary Law No. 07/70 (PIS Repique); and b) other taxes, the legality and/or constitutionality of which is being challenged, where the decision may lead to reimbursement of amounts and such amounts are recorded as receivable only when collection is considered certain.

b)	Provisions classified as probable losses

The Company is a party to a number of labor, civil and tax lawsuits, arising from the normal course of business.

Management recognized provisions where, based on their opinion and that of their legal counsel, the nature of the lawsuit, similarity to previous lawsuits, complexity and the courts standing, the loss is deemed probable.

Management considers that the provision is sufficient to cover the future losses generated by the respective lawsuits.

I	- Labor claims

These are claims brought by former employees and outsourced employees seeking indemnifications, most significantly for unpaid “overtime”, pursuant to Article 224 of the Consolidation of Labor Laws (CLT). Considering that the proceedings database is basically composed by proceedings with similar characteristics and for which there has been no official court decision, the provision is recognized considering the following factors, among others: date of receipt of the proceedings (before or after the labor reform of November 2017), the average calculated value of payments made for labor complaints before and after the labor reform, and inflation adjustment on the average calculated values.

Overtime is monitored by using electronic timecards and paid regularly during the employment contract, so that the claims filed by Bradesco’s former employees do not represent individually significant amounts.

II	- Civil claims

These are claims for indemnification primarily related to banking products and services and the inflation indexation alleged to have been lost resulting from economic plans. These lawsuits are individually controlled through a system and provisioned whenever the loss is determined to be probable, considering the opinion of legal advisors, nature of the lawsuits, similarity with previous lawsuits, complexity and positioning of the courts.

In relation to the legal claims that are pleading alleged differences in the adjustment of inflation on savings account balances and due to the implementation of economic plans that were part of the federal government’s economic policy to reduce inflation in the 80s and 90s, Bradesco, despite complying with the law and regulation in force at the time, has provisioned certain proceedings, taking into consideration the claims in which they were mentioned and the perspective of loss of each demand, in view of the decisions and subjects still under analysis in the Superior Court of Justice (STJ).

In December 2017, with the mediation of the Attorney’s General Office (AGU) and intervention of the Central Bank of Brazil (BCB), the entities representing the bank and the savings accounts, entered into an agreement related to litigation of economic plans, with the purpose of closing these claims, in which conditions and schedule were established for savings accounts holders to accede to the agreement. This agreement was approved by the Federal Supreme Court (STF) on March 1, 2018. On March 11, 2020, the signatory entities signed an amendment extending the collective agreement for a period of 5 (five) years, the Federal Supreme Court approved the extension of the agreement for 30 months. On December 16, 2022, the Federal Supreme Court (STF) approved the request to extend the agreement for another 30 months. As this is a voluntary agreement, Bradesco is unable to predict how many savings account holders will choose to accept the settlement offer.

Note that, regarding disputes relating to economic plans, the Federal Supreme Court (STF) has suspended all outstanding lawsuits, until the Court issues a final decision on the right under litigation.

III	- Provision for tax risks

The Group has been discussing judicially the legality and constitutionality of certain taxes and contributions (“legal obligations”) which have been fully provisioned have their procedural evolution through the Judiciary and administrative spheres, monitored regularly. The most significant are:

-	PIS and Cofins - R$3,263,824 thousand (R$3,099,917 thousand on December 31, 2023): Bradesco is requesting to calculate and pay contributions to PIS and Cofins only on the sale of goods/rendering of services (billing), excluding financial income from the calculation base;

-	Pension Contributions – R$1,989,629 thousand (R$1,954,679 thousand on December 31, 2023): official notifications related to the pension contributions made to private pension plans, considered by the authorities to be employee compensation subject to the incidence of mandatory pension contributions and to an isolated fine for not withholding Income Tax on such financial contributions;

-	PIS and Cofins - R$838,178 thousand (R$754,518 thousand on December 31, 2023): Bradesco is requesting to calculate and pay contributions to PIS and Cofins under the cumulative regime (3.65% rate on sales of goods/installment services); and

-	INSS – Contribution to SAT – R$527,030 thousand (R$500,775 thousand on December 31, 2023): in an ordinary lawsuit filed by the Brazilian Federation of Banks – Febraban, since April 2007, on behalf of its members, in which the classification of banks at the highest level of risk is questioned, with respect to Work Accident Risk – RAT, which raised the rate of the respective contribution from 1% to 3%, in accordance with Decree No. 6,042/07.

In general, the duration of the lawsuits in the Brazilian judicial system are unpredictable, which is why there is no disclosure of the expected date for judgment of these lawsuits.

IV	- Provisions by nature

	R$ thousands
	On December 31, 2024	On December 31, 2023
Labor claims	2,613,403	4,622,138
Civil claims	7,827,251	8,587,613
Provision for tax risks	7,457,160	7,059,304
Total	17,897,814	20,269,055

V	- Changes in other provisions

	R$ thousands
	Labor	Civil	Tax
Balance on December 31, 2022	6,009,966	7,989,207	7,477,364
Adjustment for inflation	630,797	491,102	472,830
Provisions, net of (reversals and write-offs)	1,258,040	4,002,792	(516,056)
Payments	(3,276,665)	(3,895,488)	(374,834)
Balance on December 31, 2023	4,622,138	8,587,613	7,059,304

Balance on December 31, 2023	4,622,138	8,587,613	7,059,304
Adjustment for inflation	386,536	467,504	391,955
Provisions, net of (reversals and write-offs)	2,272,455	2,355,332	88,529
Payments	(4,667,726)	(3,583,198)	(82,628)
Balance on December 31, 2024	2,613,403	7,827,251	7,457,160

 c)  Contingent liabilities classified as possible losses

The Group maintains a system to monitor all administrative and judicial proceedings in which any of its group companies is plaintiff or defendant and, considering, amongst other things the opinion of legal counsel, classifies the lawsuits according to the expectation of loss. Case law trends are periodically analyzed and, if necessary, the related risk is reclassified. In this respect, contingent lawsuits deemed to have a possible risk of loss are not recognized as a liability in the financial statements and totaled, on December 31, 2024, R$11,570,068 thousand (R$9,977,528 thousand on December 31, 2023) for civil claims and R$46,932,523 thousand (R$46,704,117 thousand on December 31, 2023) for tax proceedings.

The main tax proceedings with this classification are:

-        IRPJ and CSLL deficiency note – 2012 to 2015 – R$12,239,074 thousand (R$11,475,238 thousand on December 31, 2023): due to the disallowance of interest expenses (CDI), related to certain investments and deposits between the companies of the Group;

-        COFINS – 1999 to 2014 – R$9,906,689 thousand (R$9,460,147 thousand on December 31, 2023): assessments and disallowances of offsetting Cofins credits, launched after a favorable decision was made in a judicial proceeding, where the unconstitutionality of the expansion of the intended calculation base for income other than revenue was discussed (Law No. 9,718/98);

-        IRPJ and CSLL – 2006 to 2020 – R$9,429,961 thousand (R$9,105,361 thousand on December 31, 2023), relating to goodwill amortization being disallowed on the acquisition of investments;

-        IRPJ and CSLL deficiency note – 2008 to 2019 – R$3,216,302 thousand (R$3,093,382 thousand on December 31, 2023): relating to disallowance of expenses with credit losses;

-          IRPJ and CSLL deficiency note – 2000 to 2014 – R$1,280,106 thousand (R$1,340,697 thousand on December 31, 2023): relating to disallowance of exclusions and expenses, differences in depreciation expenses, insufficient depreciation expenses, expenses with depreciation of leased assets, operating expenses and income and disallowance of tax loss compensation;

-          PIS and COFINS notifications and disallowances of compensations – R$1,919,536 thousand (R$1,796,192 thousand on December 31, 2023): relates to the constitutionality of the expansion of the calculation base to other revenues other than billing (Law No. 9,718/98) in acquired companies;

-	Interest on Own Capital (TJLP) – Base year 2019 – R$196,906 (R$181,038 thousand on December 31, 2023): IRPJ/CSLL assessments relating to the year 2019 questioning the deductibility in the tax calculation bases above the expense related to Interest on Own Capital (TJLP); and

-	PLR - Profit Sharing - Base years from 2009 to 2011 - R$192,607 thousand (R$183,904 thousand on December 31, 2023): assessments for the social security contribution on amounts paid to employees as profit sharing, for alleged failure to comply with the rules contained in Law No. 10,101/00.

d)	Other subjects

A criminal proceeding was brought in relation to Operation Zealots against two former members of our Board of Executive Officers, which was pending at the 10th Federal Court of the Judicial Section of the Federal District. Operation Zealots investigated the alleged improper conduct of members of the Administrative Council of Tax Appeals (CARF). A first ruling was rendered acquitting the two former executive officers, which was certified as final and unappealable on January 31, 2025. This certification definitively extinguished the legal proceeding in relation to the former members of our Board of Executive Officers.